Revenue from Contracts with Customers: Commercial services (Details) - MXN ($) $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Revenue from Contracts with Customers:
Commercial services	$ 4,265,669	$ 4,121,709	$ 3,877,530
Retail stores
Revenue from Contracts with Customers:
Commercial services			1,194,772
Access fees on nonpermanent ground transportation
Revenue from Contracts with Customers:
Commercial services			47,756
Car parking and related access fees
Revenue from Contracts with Customers:
Commercial services			183,977
Duty free shops
Revenue from Contracts with Customers:
Commercial services	1,785,508	1,861,116	881,705
Food and beverage
Revenue from Contracts with Customers:
Commercial services	820,001	738,371	609,304
Advertising revenues
Revenue from Contracts with Customers:
Commercial services	187,192	161,214	139,545
Car rental companies
Revenue from Contracts with Customers:
Commercial services	673,969	611,864	379,162
Banking and currency exchange services
Revenue from Contracts with Customers:
Commercial services	115,927	119,855	97,311
Teleservices
Revenue from Contracts with Customers:
Commercial services	16,038	14,139	12,973
Ground transportations
Revenue from Contracts with Customers:
Commercial services	98,033	76,106	5,729
Other services
Revenue from Contracts with Customers:
Commercial services	$ 569,001	$ 539,044	$ 325,296